Contingencies	6 Months Ended
Jun. 30, 2019
Contingencies
Contingencies

Note 19 – Contingencies

Canada Revenue Agency Audit:

The Canada Revenue Agency (“CRA”) is conducting an audit of Franco-Nevada’s 2012-2015 taxation years.

(a)	Canadian Domestic (2014-2015):

Certain wholly owned Canadian subsidiaries of the Company received proposal letters (the “CRA Letters”) from the CRA at the end of May 2019.  The CRA Letters propose to reassess the 2014 and 2015 taxation years to increase income by adjusting the timing of the deduction of the upfront payments with respect to precious metal streams, resulting in additional Federal and provincial income taxes of approximately $1.6 million plus interest and applicable penalties (after applying available non-capital losses).

(b)	Mexico (2013):

The Company received a Notice of Reassessment (the “Reassessment”) dated December 24, 2018 from the CRA for the 2013 taxation year in relation to the Company’s Mexican subsidiary. The Reassessment assesses the Company for additional Federal and provincial income taxes of C$10.7 million ($8.2 million) plus interest and applicable penalties but before any relief under the Canada-Mexico tax treaty.

For the 2013 taxation year, the Company’s Mexican subsidiary paid 154.3 million Pesos ($12.1 million) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

Management believes that the Company and its subsidiaries have filed their tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and as a result, no amounts have been recorded in the financial statements of the Company for the Reassessment, the CRA Letters or for any potential tax liability that may arise in respect of these matters. The Company intends to vigorously defend its position.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its income tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.